Other information - Schedule of Reconciliation of Cash, Cash Equivalents and Restricted Cash (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Supplemental Cash Flow Information [Line Items]
Cash and cash equivalents	$ 288.6	$ 304.3	$ 195.0
Total cash, cash equivalents and restricted cash shown in the consolidated statements of cash flows	326.8	342.5	197.3	$ 371.4
Prepaid and Other [Member]
Supplemental Cash Flow Information [Line Items]
Restricted cash	0.0	0.0	2.3
Other Assets [Member]
Supplemental Cash Flow Information [Line Items]
Restricted cash	$ 38.2	$ 38.2	$ 0.0